Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	BAYK
Entity Registrant Name	BAY BANKS OF VIRGINIA INC
Entity Central Index Key	0001034594
Entity Filer Category	Smaller Reporting Company